INCOME TAXES (Disclosure of deferred taxes) (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	$ 0	$ 12,000
Interest in exploration and evaluation property	507,635	0
Property and equipment	(515,160)	151,000
Right-of-use assets	(121,000)	(163,000)
Lease liability	128,525	0
Net deferred tax assets	$ 0	$ 0